Share-based Payments and Non-Convertible Equity Certificates - Disclosure of Number and Weighted Average Exercise Prices of Outstanding Share Options (Details) - Global Blue Management Incentive Plan
share in Thousands
	12 Months Ended
	Mar. 31, 2022 share $ / shares	Mar. 31, 2021 share $ / shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average exercise price of share options outstanding, beginning balance (in USD per share) | $ / shares	$ 10.98	$ 0
Granted during the year (in USD per share) | $ / shares	0	10.98
Forfeited during the year (in USD per share) | $ / shares	10.98	0
Weighted average exercise price of share options outstanding, ending balance (in USD per share) | $ / shares	10.98	10.98
Weighted average exercise price of share options vested and exercisable (in USD per share) | $ / shares	$ 11.00	$ 0
Number of options outstanding, beginning balance (in shares) | share	8,457	0
Granted during the year (in shares) | share	0	8,457
Forfeited during the year (in shares) | share	(477)	0
Number of options outstanding, ending balance (in shares) | share	7,980	8,457
Number of options vested and exercisable (in shares) | share	2,925	0